Business Combination - Additional Information (Detail) R$ / shares in Units, R$ in Thousands, $ in Thousands							8 Months Ended	11 Months Ended	12 Months Ended
	Sep. 19, 2018 BRL (R$)	Jul. 04, 2018 BRL (R$) R$ / shares shares	Jun. 07, 2018	Jun. 04, 2018 BRL (R$) shares	Apr. 17, 2018 km² client / km² client employee item	Feb. 14, 2017 BRL (R$) km² client	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 19, 2018 USD ($) shares	Jul. 04, 2018 USD ($) shares	Jul. 02, 2018 shares	Jun. 30, 2018 shares	Jun. 22, 2018 shares	Jun. 04, 2018 USD ($) shares	Feb. 14, 2017 USD ($) client	Feb. 13, 2017 client
Disclosure Of Business Combinations [Line Items]
Percentage of ownership interest									50.00%
Number of shares issued | shares							58,324,975,387		58,324,975,387
Loss on investments accounted using equity method									$ 2,452	$ 3,310
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity									$ 556,125	$ 192,639	$ 258,017
Enel Distribucin Goias (Formerly Celg Distribuicio S.A)
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in subsidiary						99.88%
Enel Brasil S A
Disclosure Of Business Combinations [Line Items]
Percentage of ownership interest					100.00%
Proportion of ownership interest in subsidiary									100.00%	100.00%
Number of clients | client						9,817,668												9,817,668
Enel Brasil S A | Enel Distribucin Goias (Formerly Celg Distribuicio S.A)
Disclosure Of Business Combinations [Line Items]
Number of shares acquired value						R$ 2,269,000												$ 720,000
Proportion of ownership interest in subsidiary						99.88%
Area of operations | km²						337.000
Number of clients | client						2,828,459												2,828,459	6,989,209
Revenue								$ 1,519,239
pre tax losses								$ 30,826
increase in consolidated revenue										$ 1,624,297
Decrease in consolidated gain before tax										$ 35,585
Enel Brasil Investimento Sudeste S.A [Member]
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in subsidiary			100.00%						100.00%	0.00%
Enel Brasil Investimento Sudeste S.A [Member] | Enel Distribucin Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.)
Disclosure Of Business Combinations [Line Items]
Percentage of ownership interest	95.88%	95.05%		73.38%
Number of shares acquired | shares		9,284,666		122,799,289								33,164,964	9,284,666	14,525,826	4,856,462	4,692,338	122,799,289
Number of shares acquired value		R$ 1,516,362		R$ 5,552,984								$ 395,000	$ 384,000				$ 1,484
Share Price Per Share | R$ / shares		R$ 45.22
Number of clients per SQ KM | client / km²					1,581
Number of substations | item					156
Revenue							$ 2,214,855
pre tax losses							$ 39,227
increase in consolidated revenue									$ 3,587,161
Decrease in consolidated gain before tax									$ 14,678
Enel Brasil Investimento Sudeste S.A [Member] | Enel Distribucin Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.) | Brazil
Disclosure Of Business Combinations [Line Items]
Percentage of energy consumed					9.30%
Enel Brasil Investimento Sudeste S.A [Member] | Enel Distribucin Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.) | Sao Paulo [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of energy consumed					33.30%
Enel Distribucion Sao Paulo S.A
Disclosure Of Business Combinations [Line Items]
Percentage of ownership interest					50.00%
Number of shares issued | shares												33,171,164
New shares issued value | R$	R$ 1,500,000
Enel Distribucion Sao Paulo S.A | Enel Distribucin Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.)
Disclosure Of Business Combinations [Line Items]
Area of operations | km²					4,526
Number of clients | client					7,200,000
Number of employees | employee					7,355